                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4570

  NAME OF REGISTRANT:                                                    VANGUARD NEW YORK TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2015 - JUNE 30, 2016

  FUND:   VANGUARD NEW YORK TAX-EXEMPT MONEY MARKET FUND

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  ISSUER:               BlackRock Muni New York Intermediate Duration Fund, Inc.

  TICKER:               MNE                                  CUSIP:   09255F307

  MEETING DATE:   7/29/2015                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR MICHAEL J. CASTELLANO           ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR RICHARD E. CAVANAGH               ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR FRANK J. FABOZZI                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: ELECT DIRECTOR KATHLEEN F. FELDSTEIN           ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: ELECT DIRECTOR JAMES T. FLYNN                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: ELECT DIRECTOR JERROLD B. HARRIS                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: ELECT DIRECTOR R. GLENN HUBBARD                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: ELECT DIRECTOR W. CARL KESTER                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: ELECT DIRECTOR BARBARA G. NOVICK                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: ELECT DIRECTOR JOHN M. PERLOWSKI                ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: ELECT DIRECTOR KAREN P. ROBARDS                  ISSUER            YES             FOR                  FOR

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  ISSUER:               BlackRock New York Municipal Income Quality Trust

  TICKER:               BSE                                  CUSIP:   09249U303

  MEETING DATE:   7/29/2015                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR FRANK J. FABOZZI                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR JAMES T. FLYNN                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR BARBARA G. NOVICK                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: ELECT DIRECTOR JOHN M. PERLOWSKI                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: ELECT DIRECTOR KAREN P. ROBARDS                    ISSUER            YES             FOR                  FOR

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               BlackRock New York Municipal Income Trust II

  TICKER:               BFY                                  CUSIP:   09249R300

  MEETING DATE:   7/29/2015                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR FRANK J. FABOZZI                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR JAMES T. FLYNN                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR BARBARA G. NOVICK                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: ELECT DIRECTOR JOHN M. PERLOWSKI                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: ELECT DIRECTOR KAREN P. ROBARDS                    ISSUER            YES             FOR                  FOR

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  ISSUER:               Nuveen New York AMT-Free Municipal Income Fund

  TICKER:               NRK                                  CUSIP:   670656404

  MEETING DATE:   4/22/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1a.3: ELECT DIRECTOR MARGARET L. WOLFF                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

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  ISSUER:               Nuveen New York AMT-Free Municipal Income Fund

  TICKER:               NRK                                  CUSIP:   670656503

  MEETING DATE:   4/22/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1a.3: ELECT DIRECTOR MARGARET L. WOLFF                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

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  ISSUER:               Nuveen New York AMT-Free Municipal Income Fund

  TICKER:               NRK                                  CUSIP:   670656602

  MEETING DATE:   4/22/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1a.3: ELECT DIRECTOR MARGARET L. WOLFF                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

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  ISSUER:               Nuveen New York Dividend Advantage Municipal Fund

  TICKER:               NAN                                  CUSIP:   67066X701

  MEETING DATE:   4/22/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1a.3: ELECT DIRECTOR MARGARET L. WOLFF                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.5: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD NEW YORK TAX-FREE FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 29, 2016

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

             see File Number 2-17620. Incorporated by Reference.